Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of receivables and contract liabilities from contracts with customers, and significant changes in the contract liabilities
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In $ millions)	2020	2019
Accounts receivable, net	56.6	146.7
Current contract liabilities (deferred revenues) (1)	0.9	3.0
(1)  Current contract liabilities balances are included in "other current liabilities" in our Consolidated Balance Sheets as at December 31, 2020.
Significant changes in the contract liabilities balances during the year ended December 31, 2020 are as follows:

(In $ millions)	2020	2019
Contract liabilities at start of period	3.0	6.4
Decrease due to amortization of revenue that was included in the beginning contract liability balance	(3.0)	(9.3)
Increase due to cash received, excluding amounts recognized as revenue	0.9	5.9
Contract liabilities at end of period	0.9	3.0